Consolidated Balance Sheets (USD $)	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 3,867,218	$ 1,193,365	$ 2,877,210
Accounts receivable	785,218	223,105	72,292
Inventory	876,238	945,040	2,904,652
Prepaid expenses and deposits	451,568	290,872	106,785
Total Current Assets	5,980,242	2,652,382	5,960,939
Deferred Debt Issuance Costs	1,333,895	1,442,023	1,024,294
Property and Equipment, net	17,650,131	17,240,012	13,248,688
Intangible Assets, net	157,604	155,545	94,619
Total Assets	25,121,872	21,489,962	20,328,540
Current Liabilities
Accounts payable	2,711,204	2,377,901	1,406,418
Accrued liabilities	2,677,731	2,342,153	1,480,624
Unearned revenue	239,226	247,655	0
Notes payable	532,036	476,614	0
Current portion of loans payable	615,088	634,486	0
Current portion of long term debt	60,467	0
Derivative liabilities		0	488,035
Total Current Liabilities	6,835,752	6,078,809	3,375,077
Deferred Income Tax Liability	198,869	199,131	0
Loans Payable	514,202	551,190	0
Long Term Debt	18,300,961	16,674,686	10,051,262
Total Liabilities	25,849,784	23,503,816	13,426,339
STOCKHOLDERS' DEFICIT
Capital Stock Authorized: 100,000,000 common shares without par value Issued and outstanding: 50,679,097 common shares (December 28, 2013 - 47,806,031 common shares)	38,100,356	34,889,370	32,616,795
Subscription receivable		0	(64,050)
Additional Paid-in Capital	10,004,951	9,934,322	7,061,406
Accumulated Other Comprehensive Income	1,165,425	585,301	(459,036)
Stockholders' Deficit	(11,485,251)	(11,485,251)	(11,485,251)
Stockholders' Deficit Accumulated in the Development Stage	(38,513,393)	(35,937,596)	(20,767,663)
Total Stockholders Equity	(727,912)	(2,013,854)	6,902,201
Total Liabilities and Stockholders Equity	$ 25,121,872	$ 21,489,962	$ 20,328,540